Commitments and Contingencies	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies
Commitments and Contingencies

18.        Commitments and Contingencies

a)              Operating lease commitments

Future minimum payments under non-cancellable operating leases with initial terms in excess of one year consist of the following at December 31, 2013:

Amount
RMB

Year ending December 31,
2014	4,401
2015	3,702
2016	1,611
2017 and thereafter	—
Total	9,714

For the years ended December 31, 2011, 2012 and 2013, total rental expenses amounted to approximately RMB5,257, RMB6,387 and RMB4,795, respectively.

The Group did not have any significant capital and other commitments, long-term obligations, or guarantees as of December 31, 2013.